Disaggregated revenue and Concentration (Details - Disaggregated revenue) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineItemElements [Line Items]
Revenues	$ 2,381,407	$ 808,372
Products Sale [Member]
DisclosureLineItemElements [Line Items]
Revenues	1,349,257	626,389
Product Installation Service [Member]
DisclosureLineItemElements [Line Items]
Revenues	$ 1,032,150	$ 181,983